Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)

NOTE 23 – QUARTERLY FINANCIAL DATA (UNAUDITED)

	Interest Income	Net Interest Income	Net Income	Basic Earnings per Common Share	Diluted Earnings per Common Share
2015
First quarter (1)(2)(3)	$11,762	$10,915	$3,171	$0.36	$0.29
Second quarter (1)(2)	12,740	11,916	3,122	0.35	0.29
Third quarter (2)(4)	13,223	12,402	3,253	0.36	0.30
Fourth quarter (2)(5)	12,976	12,159	3,199	0.36	0.29

2014
First quarter (2)(3)	$11,315	$10,165	$2,712	$0.27	$0.22
Second quarter (1)(2)	11,365	10,266	2,240	0.24	0.21
Third quarter (1)(2)	11,667	10,684	2,306	0.25	0.21
Fourth quarter (1)(2)	11,623	10,751	2,270	0.23	0.21

(1)	Interest income and net interest income increased due to loan volume.
(2)	Net interest income increased due to interest expense decreasing as deposits repriced downward and the deposit mix shifted toward cheaper funding sources.
(3)	Net income increased due to fees on tax refund processing program.
(4)	Net income increased due to increased loan volume, offset by a decrease in fees on the tax refund processing program.
(5)	Interest income, net interest income and net income decreased due to decreased loan volume.